MASSMUTUAL SELECT FUNDS
MassMutual Select Small Company Value Fund
(the “Fund”)
Supplement dated April 24, 2020 to the
Prospectus dated February 1, 2020 and the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective April 24, 2020, the following information replaces the information related to Miles Lewis under American Century Investment Management, Inc. (“American Century”) for the Fund found under the headings Subadvisers and Portfolio Managers in the section titled Management (page 74 of the Prospectus):
Ryan Cope, CFA is a Portfolio Manager at American Century. He has managed the Fund since April 2020.
Effective April 24, 2020, the following information replaces the information related to Miles Lewis under American Century for the Fund found on page 129 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Ryan Cope, CFA
is a portfolio manager of a portion of the Small Company Value Fund, which is managed on a team basis. He is jointly and primarily responsible for the day-to-day management of the portfolio. Mr. Cope is a Portfolio Manager for American Century. Mr. Cope joined American Century in 2009, became a portfolio research analyst in 2010, and an investment analyst in 2012.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-20-04
SCV-20-1

MASSMUTUAL SELECT FUNDS
MassMutual Select Small Company Value Fund
Supplement dated April 24, 2020 to the
Statement of Additional Information dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective April 24, 2020, the following information replaces similar information under American Century Investment Management, Inc. (“American Century”) found on page B-286 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of the Small Company Value Fund are Ryan Cope and Jeff John.
Effective April 24, 2020, the following information replaces the information related to Miles Lewis found on page B-286 for American Century under the heading Other Accounts Managed in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Ryan Cope
Registered investment companies**	2	$1.43 billion	0	$0
Other pooled investment vehicles	2	$165 million	0	$0
Other accounts	7	$240 million	0	$0

*The information provided is as of March 31, 2020.
** Does not include the Small Company Value Fund.
Effective April 24, 2020, the following information replaces similar information found on page B-287 for American Century under the heading Ownership of Securities in the section titled Appendix C—Additional Portfolio Manager Information:
Ownership of Securities:
As of March 31, 2020, the portfolio managers did not own any shares of the Small Company Value Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-20-02